SHAREHOLDERS' EQUITY (Schedule of Information about Options Outstanding) (Details)	12 Months Ended
Dec. 31, 2017 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding | shares	2,642,570
Weighted average remaining contractual life (years)	6 years 11 months 12 days
Weighted average exercise price	$ 2.58
Options exercisable | shares	1,608,833
Weighted average exercise price of options exercisable	$ 2.79
Range One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	1.30
Maximum exercise price	$ 1.30
Options Outstanding | shares	585,809
Weighted average remaining contractual life (years)	8 years 11 months 23 days
Weighted average exercise price	$ 1.28
Options exercisable | shares	40,000
Weighted average exercise price of options exercisable	$ 1.30
Range Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	1.55
Maximum exercise price	$ 2.25
Options Outstanding | shares	1,442,145
Weighted average remaining contractual life (years)	6 years 10 months 6 days
Weighted average exercise price	$ 1.93
Options exercisable | shares	968,542
Weighted average exercise price of options exercisable	$ 2.01
Range Three [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	3.30
Maximum exercise price	$ 6.04
Options Outstanding | shares	614,616
Weighted average remaining contractual life (years)	5 years 2 months 30 days
Weighted average exercise price	$ 4.14
Options exercisable | shares	600,291
Weighted average exercise price of options exercisable	$ 4.16